OTHER (EXPENSE) INCOME, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Expense
Remeasurement of contingent consideration (note 29.9.1)	$ (4,694)	$ (2,431)	$ (85)
Impairment of cryptocurrencies (note 16)	(80)	0	0
Fixed and intangibles assets disposals	(579)	(680)	0
Other	(182)	(84)	(64)
Subtotal	(5,535)	(3,195)	(149)
Other Income
Remeasurement at FV of investment in associates (notes 12.2 and 26)	1,538	0	0
Gain from sale of financial instrument	0	800	0
Other	628	508	259
Subtotal	2,166	1,308	259
Total	$ (3,369)	$ (1,887)	$ 110